Redeemable Convertible Preferred Stock and Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Redeemable Convertible Preferred Stock and Stockholders' Equity
Redeemable Convertible Preferred Stock and Stockholders' Equity

7. REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDER'S EQUITY

        On January 4, 2008, the Company authorized the sale and issuance of up to 25,000,000 shares of Series A Convertible Preferred Stock (the Series A). On January 7, 2008, the Company completed the first closing of its sale of the Series A and issued 501,562 shares at $1.00 per share generating gross proceeds of $501,562. On January 31, 2008, the Company completed a second closing of its sale of the Series A and issued an additional 4,514,062 shares at $1.00 per share generating gross proceeds of $4,514,062. Costs associated with these offerings were $200,137. In September 2008, the Company completed a third closing of its sale of the Series A and issued an additional 8,025,000 shares at $1.00 per share generating gross proceeds of $8,025,000. Costs associated with this offering were $2,154. On June 30, 2009, the Company completed a fourth closing of its sale of the Series A and issued 11,034,375 shares at $1.00 per share generating gross proceeds of $11,034,375. Costs associated with this offering were $561. On November 16, 2009, the Company amended the stock purchase agreement associated with the Series A financing and issued an additional 1,000,000 shares at $1.00 per share generating gross proceeds of $1,000,000. Costs associated with this offering were $3,398. All offering costs associated with the Series A are being accreted into the carrying value of the Series A until its redemption date, adjusted on July 8, 2010 from January 2014 to July 2016.

        On July 8, 2010, the Company authorized the sale and issuance of up to 35,000,000 shares of Series B Preferred Stock (the Series B) and up to 4,300,000 of Series B-1 Preferred Stock (the Series B-1). In connection with the authorization of the Series B and the Series B-1, the Company also authorized the sale and issuance of warrants to purchase up to 1,700,000 shares of the Series B-1 (the Series B-1 Warrants). On July 8, 2010, the Company completed the first closing of its sale of the Series B and issued 17,500,000 shares at $1.00 per share generating gross proceeds of $17,500,000. Costs associated with this offering were $38,568. On July 8, 2011, the Company completed its second closing, issuing 5,700,000 shares of its Series B at $1.00 per share and 1,800,000 shares of its Series B-1 at $1.00 per share. Costs associated with this offering were $8,229. On December 15, 2011, the Company completed its third closing issuing 7,600,000 shares of its Series B at $1.00 per share and 2,400,000 shares of its Series B-1 at $1.00 per share. Costs associated with this offering were $4,989. All offering costs associated with the Series B and Series B-1 are being accreted into the carrying value of the preferred stock until its redemption date in July 2016.

        In connection with the issuance of the Series B-1 shares in the second and third closings, the Series B-1 shareholders received ten-year warrants to purchase a total of 1,650,000 shares of the Company's Series B-1 Preferred Stock at an exercise price of $1.00 per share. The estimated fair value of the preferred stock warrants on the dates of issuance of $1,347,428 was recorded as a reduction to the carrying value of the Series B-1 Preferred stock and is being accreted into the carrying value of the Series B-1 until its redemption date in July 2016. The preferred stock warrants were recorded as a liability pursuant to the guidance for accounting for certain financial instruments with characteristics of both liabilities and equity and are revalued at each reporting period to reflect any changes in fair value. In November 2013, one of the Company's warrant holders exercised its warrants to purchase 550,000 shares of the Company's Series B preferred stock. Of the remaining 1,225,000 outstanding warrants to purchase preferred stock at December 31, 2013, 1,100,000 were net exercised immediately prior to the consummation of the Company's initial public offering in February 2014. Upon consummation of the Company's initial public offering, the remaining warrant to purchase up to 125,000 shares of the Company's Series B preferred stock was converted into a warrant to purchase up to 20,161 shares the Company's common stock, and the fair value of the warrant liability at that time was reclassified to additional paid-in capital.

        In May, 2013, the Company authorized the sale and issuance of up to 37,000,000 shares of Series C Preferred Stock (the Series C). On May 3, 2013, the Company completed the closing of its sale of the Series C and issued 36,764,704 shares at $1.632 per share generating gross proceeds of $59,999,997. Costs associated with this offering were $81,080. All offering costs associated with the Series C were recorded as a discount and are being accreted into the carrying value of the Series C until its redemption date in July 2016.

        Each share of the Series A, the Series B, the Series B-1 and the Series C preferred stock is convertible into approximately 0.1613 shares of common stock at any time at the option of the holder. The preferred stock is automatically convertible in the event of (i) an initial public offering at a price of at least $4.00 per share of common stock (subject to adjustment to reflect stock splits, stock dividends, stock combinations, recapitalizations and like occurrences) and net proceeds to the Company of at least $40 million; or (ii) the affirmative vote or written consent of the holders of at least 60% of shares of the preferred stock then outstanding. Each share of Series A, B or B-1 preferred stock is also subject to a special mandatory conversion feature. In the event that any holder of shares of Series A, B or B-1 preferred stock does not participate in a Qualified Financing (as defined in the Company's Certificate of Incorporation) by purchasing, in the aggregate, in such Qualified Financing and within the time period specified by the Company, such holder's pro rata amount, then such holder's shares of preferred stock will automatically convert into common stock at the respective Conversion Price (as defined). The Company evaluated each series of its Preferred Stock and determined that each individual series is considered an equity host under ASC 815. As a result of the Company's conclusion that the Preferred Stock represents an equity host, the conversion feature of all series of Preferred Stock is considered to be clearly and closely related to the associated Preferred Stock host instrument. Accordingly, the conversion feature of all series of Preferred Stock is not considered an embedded derivative that requires bifurcation. The Company accounts for potential beneficial conversion features under FASB ASC Topic 470-20, Debt with Conversion and Other Options. At the time of each of the issuances of Preferred Stock, the Company's common stock into which each series of the Company's Preferred Stock is convertible had an estimated fair value less than the effective conversion prices of the Preferred Stock. Therefore, there was no intrinsic value on the respective commitment dates.

        Holders of the preferred stock are entitled to receive non-cumulative dividends at the rate of 8% of the applicable purchase price per share per annum if and when declared by the board of directors. No dividends have been declared through December 31, 2013.

        Holders of the preferred stock, voting as a class, are entitled to elect five members of the board of directors.

        Holders of the Series A, the Series B, and the Series B-1 are entitled to a liquidation preference in an amount equal to $1.00 per share plus all declared and unpaid dividends in the event of a liquidation, dissolution, or winding-up of the Company, or in the event the Company merges with or is acquired by another entity. Holders of the Series C are entitled to a liquidation preference in an amount equal to $1.632 per share plus all declared and unpaid dividends in the event of a liquidation, dissolution, or winding-up of the Company, or in the event the Company merges with or is acquired by another entity.

        At any time on or after July 8, 2016, the holders of at least 60% of the outstanding shares of the preferred stock may require the Company to redeem, in three annual installments beginning on the date of the initial redemption, all of the outstanding shares of the preferred stock for an amount equal to the original issue price per share plus any declared and unpaid dividends.

Common Stock

        The Company was authorized to issue 85,000,000 and 132,000,000 shares of common stock as of December 31, 2012 and 2013, respectively. The Company is required, at all times, to reserve and keep available out of its authorized but unissued shares of common stock sufficient shares to effect the conversion of the shares of the preferred stock and all stock options and warrants.

        Holders of the common stock, voting as a class, are entitled to elect one member of the board of directors.

Restricted Stock Agreements

        In connection with the formation of the Company, 373,548 shares of restricted common stock were sold to the Company's initial shareholders at a price of $0.0062 per share. The restricted stock agreements imposed transfer restrictions on the unvested shares of common stock and provided the Company with certain repurchase rights. The restricted shares vested ratably over four years from the time of grant.

        In March 2008, the Company sold 256,451 shares of restricted common stock to four individuals in consideration for the performance of certain services. The Company received proceeds of $9,420 and recorded expense of $6,480 in 2008 related to the issuance of these shares. The restricted stock agreements imposed transfer restrictions on the unvested shares of common stock and provided the Company with certain repurchase rights. The restricted shares vested over periods ranging from two to four years from time of grant. Of these shares, 140,322 were sold under the 2008 Equity Incentive Plan discussed below.

        In August 2009, the Company sold 81,290 shares of restricted common stock to one individual which were subsequently adjusted in November 2009 to 16,129 shares of fully vested common stock in consideration for the performance of certain services. The Company received proceeds of $100 and recorded expense of $900 in 2009 related to the issuance of these shares.

        In May 2010, the Company repurchased 21,169 shares of restricted common stock in association with the voluntary termination of one individual for a price of $1,312.

        There were no unvested shares of common stock that remain subject to repurchase rights as of December 31, 2013.

2008 Equity Incentive Plan

        In January 2008, the Company adopted the 2008 Equity Incentive Plan (the Plan), amended on February 29, 2008, January 7, 2010, July 8, 2010, December 10, 2010, June 23, 2011 and June 17, 2013 that authorizes the Company to grant up to 3,310,990 shares of common stock to eligible employees, directors and consultants to the Company, in the form of restricted stock and stock options. The amount, terms of grants and exercisability provisions are determined by the board of directors. The term of the options may be up to ten years, and options are exercisable in cash or as otherwise determined by the board of directors. Vesting generally occurs over a period of not greater than four years.

        The estimated grant-date fair value of the Company's share-based awards is amortized ratably over the awards' service periods. Share-based compensation expense recognized was as follows:

	Year Ended December 31,
	2012	2013
Research and development	$124,879	$609,483
General and administrative	51,429	318,513

Total stock-based compensation	$176,308	$927,996

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Balance, December 31, 2011	159,523	1,563,895	0.56	8.55
Granted	(221,770)	221,770	0.68
Exercised	—	(28,459)	0.12
Forfeitures	234,050	(234,050)	0.68

Balance, December 31, 2012	171,803	1,523,156	0.56	7.89
Authorized	1,459,514	—
Granted	(1,730,156)	1,730,156	3.73
Exercised		(275,262)	0.30
Forfeitures	182,304	(182,304)	0.95

Balance, December 31, 2013	83,465	2,795,746	2.52	8.45

Vested or expected to vest at December 31, 2013		2,795,746	2.52	8.45

Exercisable at December 31, 2013		996,263	0.90	7.09

        The intrinsic value of our 996,263 options exercisable as of December 31, 2013 was $6.1 million, based on a per share price of $7.00, the Company's initial public offering price, and a weighted average exercise price of $0.90 per share. The intrinsic value of our 1,799,483 unvested options as of December 31, 2013 was $6.4 million, based on a per share price of $7.00, the Company's initial public offering price, and a weighted average exercise price of $3.45 per share.

        The Company uses the Black-Scholes option-pricing model to estimate the fair value of stock options at the grant date. The Black-Scholes model requires the Company to make certain estimates and assumptions, including estimating the fair value of the Company's common stock, assumptions related to the expected price volatility of the Company's stock, the period during which the options will be outstanding, the rate of return on risk-free investments and the expected dividend yield for the Company's stock.

        The per-share weighted-average grant date fair value of the options granted to employees during 2012 and 2013 was estimated at $0.56 and $2.52, respectively, per share on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2012	2013
Risk-free interest rate	1.92%	1.52%
Expected term of options (in years)	6.1	6.1
Expected volatility	80.0%	80.5%
Dividend yield	0.00%	0.00%

        The weighted-average valuation assumptions were determined as follows:

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  Risk-free interest rate: The Company based the risk-free interest rate on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected option term.

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  Expected term of options: The Company estimated the expected life of its employee stock options using the "simplified" method, as prescribed in Staff Accounting Bulletin (SAB) No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to its lack of sufficient historical data.

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  Expected stock price volatility: The Company estimated the expected volatility based on actual historical volatility of the stock price of similar companies with publicly-traded equity securities. The Company calculated the historical volatility of the selected companies by using daily closing prices over a period of the expected term of the associated award. The companies were selected based on their enterprise value, risk profiles, position within the industry and with historical share price information sufficient to meet the expected term of the associated award. A decrease in the selected volatility would have decreased the fair value of the underlying instrument.

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  Expected annual dividend yield: The Company estimated the expected dividend yield based on consideration of its historical dividend experience and future dividend expectations. The Company has not historically declared or paid dividends to stockholders. Moreover, it does not intend to pay dividends in the future, but instead expects to retain any earnings to invest in the continued growth of the business. Accordingly, the Company assumed an expected dividend yield of 0.0%.

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  Estimated forfeiture rate: The Company's estimated annual forfeiture rate on 2013 stock option grants was 5%, based on the historical forfeiture experience.

        The fair value of the Company's common stock, prior to the Company's initial public offering, was determined by its board of directors with assistance of its management. The board of directors and management considered numerous objective and subjective factors in the assessment of fair value, including the price for the Company's preferred stock that was sold to investors and the rights, preferences and privileges of the preferred stock and common stock, the Company's financial condition and results of operations during the relevant periods and the status of strategic initiatives. These estimates involve a significant level of judgment.

        As of December 31, 2013, there was $4.1 million of total unrecognized compensation expense, related to unvested options granted under the Plan, which will be recognized over the weighted average remaining period of 2.02 years.

Shares Reserved for Future Issuance

        At December 31, 2013, the Company has reserved the following shares of common stock for issuance:

Common stock options outstanding	2,795,746
Common stock options and restricted stock available for future grant	83,465
Series A Preferred Stock	4,044,340
Series B Preferred Stock	4,967,732
Series B-1 Preferred Stock	766,129
Series C Preferred Stock	5,929,785
Preferred and Common Stock warrants outstanding	199,996

18,787,193

2013 Equity Incentive Plan

        The Company has adopted a 2013 Equity Incentive Plan, or the 2013 plan. The 2013 plan became effective upon the initial public offering in February 2014. As of the time the 2013 plan became effective, no further grants may be made under the 2008 Equity Incentive Plan, or 2008 plan. The 2013 plan provides for the grant of incentive stock options, or ISOs, nonstatutory stock options, or NSOs, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards and other forms of equity compensation (collectively, stock awards), all of which may be granted to employees, including officers, non-employee directors and consultants of the Company. Additionally, the 2013 plan provides for the grant of performance cash awards. ISOs may be granted only to employees. All other awards may be granted to employees, including officers, and to non-employee directors and consultants.